WELLS FARGO FUNDS TRUST

                   Wells Fargo WealthBuilder Growth Portfolio
               Wells Fargo WealthBuilder Growth Balanced Portfolio
              Wells Fargo WealthBuilder Growth and Income Portfolio

                    Supplement dated November 30, 2000 to the
                        Prospectus dated October 1, 2000

The section of the Prospectus entitled "Summary of Expenses" is supplemented as follows to reflect disclosure changes related to the capped net operating expense ratios for the Portfolios:


-------------------------------------------------------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1

----------------------------------------------------------- ---------------------- --------------------- ----------------------

----------------------------------------------------------- ---------------------- --------------------- ----------------------
                                                              Growth Portfolio       Growth Balanced       Growth and Income
                                                                                        Portfolio              Portfolio
-----------------------------------------------------------
                                                            ---------------------- --------------------- ----------------------
Management Fees                                                     0.35%                 0.35%                  0.35%
----------------------------------------------------------- ---------------------- --------------------- ----------------------
----------------------------------------------------------- ---------------------- --------------------- ----------------------
Distribution (12b-1) Fees                                           0.75%                 0.75%                  0.75%
----------------------------------------------------------- ---------------------- --------------------- ----------------------
Other Expenses2                                                     0.92%                 0.65%                  1.11%
----------------------------------------------------------- ---------------------- --------------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                2.02%                 1.75%                  2.21%
----------------------------------------------------------- ---------------------- --------------------- ----------------------
Fee Waivers                                                         0.77%                 0.50%                  0.96%
----------------------------------------------------------- ---------------------- --------------------- ----------------------
NET EXPENSES3                                                       1.25%                 1.25%                  1.25%
----------------------------------------------------------- ---------------------- --------------------- ----------------------

1 These expense ratios do not include expenses of the Underlying Funds.
2 Other expenses are based on estimated amounts for the current fiscal year.
3 The advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. Fees and expenses of the Underlying Funds are not covered by these waiver/reimbursement arrangements.



Example of Expenses
These examples are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that Portfolio operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------- ---------------------------------- ---------------------------------- ----------------------------------

                            Growth Portfolio               Growth Balanced Portfolio         Growth and Income Portfolio
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1 YEAR                            $275                               $275                               $275
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3 YEARS                           $701                               $645                               $740
------------------- ---------------------------------- ---------------------------------- ----------------------------------
5 YEARS                           $1152                              $1039                              $1230
------------------- ---------------------------------- ---------------------------------- ----------------------------------
10 YEARS                          $2402                              $2141                              $2582
------------------- ---------------------------------- ---------------------------------- ----------------------------------